Convertible Redeemable Preferred Shares - Preferred Shares activities (Details) ¥ in Thousands	1 Months Ended	12 Months Ended	24 Months Ended
	Sep. 30, 2019 shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares
Convertible Redeemable Preferred Shares
Balance at beginning of year		¥ 808,601	¥ 808,601
Balance at the beginning of the year (in shares) | shares		548,774,240	548,774,240	548,774,240
Issuance of Preferred Shares			¥ 169,750	$ 39,999,999
Accretions of Preferred Shares to redemption value			449,130
Re-designation of Series A-1 into Series B-3 preferred shares		¥ (26,787)	26,787
Re-designation of ordinary shares into Series B-3 convertible redeemable preferred shares		41,196	¥ 41,196
Re-designation of ordinary shares into Series B-3 preferred shares (in shares) | shares			17,215,818	17,215,818
Re-designation of ordinary shares into Series B-4 convertible redeemable preferred shares		35,822	¥ 35,822
Re-designation of ordinary shares into Series B-4 preferred shares (in shares) | shares			11,643,239	11,643,239
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3, and issuance of Series A-1, A-2, B-1, B-2, B-3 preferred shares		309,984	¥ 309,984
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3 preferred shares, and issuance of Series A-1, A-2, B-1, B-2, B-3 preferred shares (in shares) | shares			95,792,703	95,792,703
Re-designation of ordinary shares into Series C-2 convertible redeemable preferred shares		36,977	¥ 36,977
Re-designation of ordinary shares into Series C-2 preferred shares (in shares) | shares			12,545,000	12,545,000
Conversion and re-designation of Pre-IPO Preferred Shares			¥ (1,878,247)
Conversion and re-designation of Pre-IPO Preferred Shares (in shares) | shares			(725,970,999)	(725,970,999)
Series A-1 Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Balance at beginning of year		¥ 681	¥ 681
Balance at the beginning of the year (in shares) | shares	65,307,000	62,273,127	62,273,127	62,273,127
Re-designation of Series A-1 into Series B-3 preferred shares			¥ (110)
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3, and issuance of Series A-1, A-2, B-1, B-2, B-3 preferred shares			¥ (41,233)
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3 preferred shares, and issuance of Series A-1, A-2, B-1, B-2, B-3 preferred shares (in shares) | shares			13,061,328	13,061,328
Conversion and re-designation of Pre-IPO Preferred Shares			¥ (41,804)
Conversion and re-designation of Pre-IPO Preferred Shares (in shares) | shares			(65,307,000)	(65,307,000)
Balance at the end of the year (in shares) | shares			10,027,455	10,027,455
Series A-2 Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Balance at beginning of year		¥ 13,500	¥ 13,500
Balance at the beginning of the year (in shares) | shares	101,261,000	81,008,717	81,008,717	81,008,717
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3, and issuance of Series A-1, A-2, B-1, B-2, B-3 preferred shares			¥ (63,994)
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3 preferred shares, and issuance of Series A-1, A-2, B-1, B-2, B-3 preferred shares (in shares) | shares			20,252,283	20,252,283
Conversion and re-designation of Pre-IPO Preferred Shares			¥ (77,494)
Conversion and re-designation of Pre-IPO Preferred Shares (in shares) | shares			(101,261,000)	(101,261,000)
Series B-1 Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Balance at beginning of year		¥ 388,145	¥ 388,145
Balance at the beginning of the year (in shares) | shares	250,302,000	200,241,529	200,241,529	200,241,529
Accretions of Preferred Shares to redemption value			¥ 363,100
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3, and issuance of Series A-1, A-2, B-1, B-2, B-3 preferred shares			¥ (163,340)
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3 preferred shares, and issuance of Series A-1, A-2, B-1, B-2, B-3 preferred shares (in shares) | shares			50,060,471	50,060,471
Conversion and re-designation of Pre-IPO Preferred Shares			¥ (914,585)
Conversion and re-designation of Pre-IPO Preferred Shares (in shares) | shares			(250,302,000)	(250,302,000)
Series B-2 Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Balance at beginning of year		¥ 45,000	¥ 45,000
Balance at the beginning of the year (in shares) | shares	14,593,000	11,674,379	11,674,379	11,674,379
Accretions of Preferred Shares to redemption value			¥ 1,722
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3, and issuance of Series A-1, A-2, B-1, B-2, B-3 preferred shares			¥ (10,044)
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3 preferred shares, and issuance of Series A-1, A-2, B-1, B-2, B-3 preferred shares (in shares) | shares			2,918,621	2,918,621
Conversion and re-designation of Pre-IPO Preferred Shares			¥ (53,322)
Conversion and re-designation of Pre-IPO Preferred Shares (in shares) | shares			(14,593,000)	(14,593,000)
Series B-3 Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Balance at beginning of year		¥ 48,016	¥ 48,016
Balance at the beginning of the year (in shares) | shares	56,105,000	19,361,727	19,361,727	19,361,727
Accretions of Preferred Shares to redemption value			¥ 57,521
Re-designation of Series A-1 into Series B-3 preferred shares			26,897
Re-designation of ordinary shares into Series B-3 convertible redeemable preferred shares			¥ 41,196
Re-designation of ordinary shares into Series B-3 preferred shares (in shares) | shares			17,215,818	17,215,818
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3, and issuance of Series A-1, A-2, B-1, B-2, B-3 preferred shares			¥ (31,373)
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3 preferred shares, and issuance of Series A-1, A-2, B-1, B-2, B-3 preferred shares (in shares) | shares			9,500,000	9,500,000
Conversion and re-designation of Pre-IPO Preferred Shares			¥ (205,003)
Conversion and re-designation of Pre-IPO Preferred Shares (in shares) | shares			(56,105,000)	(56,105,000)
Balance at the end of the year (in shares) | shares			10,027,455	10,027,455
Series B-4 Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Balance at beginning of year		¥ 36,000	¥ 36,000
Balance at the beginning of the year (in shares) | shares	20,982,000	9,338,761	9,338,761	9,338,761
Accretions of Preferred Shares to redemption value			¥ 4,845
Re-designation of ordinary shares into Series B-4 convertible redeemable preferred shares			¥ (35,822)
Re-designation of ordinary shares into Series B-4 preferred shares (in shares) | shares			11,643,239	11,643,239
Conversion and re-designation of Pre-IPO Preferred Shares			¥ (76,667)
Conversion and re-designation of Pre-IPO Preferred Shares (in shares) | shares			(20,982,000)	(20,982,000)
Series C-1 Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Balance at beginning of year		¥ 277,259	¥ 277,259
Balance at the beginning of the year (in shares) | shares	164,876,000	164,876,000	164,876,000	164,876,000
Accretions of Preferred Shares to redemption value			¥ 23,534
Conversion and re-designation of Pre-IPO Preferred Shares			¥ (300,793)
Conversion and re-designation of Pre-IPO Preferred Shares (in shares) | shares			(164,876,000)	(164,876,000)
Series C-2 Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Re-designation of ordinary shares into Series C-2 convertible redeemable preferred shares			¥ (36,977)
Re-designation of ordinary shares into Series C-2 preferred shares (in shares) | shares			12,545,000	12,545,000
Conversion and re-designation of Pre-IPO Preferred Shares			¥ (36,977)
Conversion and re-designation of Pre-IPO Preferred Shares (in shares) | shares			(12,545,000)	(12,545,000)
Series D Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Issuance of Preferred Shares			¥ 169,750
Issuance of Preferred Shares (in shares) | shares	39,999,999		39,999,999	39,999,999
Accretions of Preferred Shares to redemption value			¥ 1,852
Conversion and re-designation of Pre-IPO Preferred Shares			¥ (171,602)
Conversion and re-designation of Pre-IPO Preferred Shares (in shares) | shares			(39,999,999)	(39,999,999)